Contingencies - Summary of Contingencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	$ 185	$ 86
Estimated financial effect of contingent liabilities	996	322
Civil [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	118	123
Labor [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	0	189
Tax [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	878	10
Civil [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	6	17
Labor [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	95	16
Tax [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	$ 84	$ 53